SUBSEQUENT EVENTS - Vallon - Q1	9 Months Ended
Sep. 30, 2023
GRI Bio, Inc. (Formerly Vallon Pharmaceuticals, Inc.)
Subsequent Event [Line Items]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
Merger with GRI Bio, Inc.
On April 21, 2023, pursuant to the Merger Agreement, Merger Sub was merged with and into Private GRI, with Private GRI surviving the Merger as a wholly owned subsidiary of the Company. In connection with the Merger, and prior to the Effective Time, the Company effected the Reverse Split. Also, in connection with the Closing), the Company amended its certificate of incorporation and bylaws to change its name from “Vallon Pharmaceuticals, Inc.” to “GRI Bio, Inc.”
At the Effective Time:
(a)Each share of Private GRI’s common stock (Private GRI Common Stock) outstanding immediately prior to the Effective Time, including any shares of Private GRI Common Stock issued pursuant to the Equity SPA (as defined below) automatically converted solely into the right to receive a number of shares of the Company’s common stock equal to 0.0374 (the Exchange Ratio).
(b)Each option to purchase shares of Private GRI Common Stock (each, a GRI Option) outstanding and unexercised immediately prior to the Effective Time under the GRI Bio, Inc. 2015 Equity Incentive Plan (the GRI Plan), whether or not vested, converted into and became an option to purchase shares of the Company’s common stock, and the Company assumed the GRI Plan and each such GRI Option in accordance with the terms of the GRI Plan (the Assumed Options). The number of shares of Company Common Stock subject to each Assumed Option was determined by multiplying (i) the number of shares of GRI Common Stock that were subject to such GRI Option, as in effect immediately prior to the Effective Time, by (ii) the Exchange Ratio, and rounding the resulting number down to the nearest whole number of shares of Company Common Stock. The per share exercise price for the Company Common Stock issuable upon exercise of each Assumed Option was determined by dividing (A) the per share exercise price of such Assumed Option, as in effect immediately prior to the Effective Time, by (B) the Exchange Ratio and rounding the resulting per share exercise price up to the nearest whole cent. Any restriction on the exercise of any Assumed Option continued in full force and effect and the term, exercisability, vesting schedule, and any other provisions of such Assumed Option otherwise remained unchanged.
(c)Each warrant to purchase shares of Private GRI Common Stock outstanding immediately prior to the Effective Time other than the Bridge Warrants (as defined below) (the GRI Warrants), was assumed by the Company and converted into a warrant to purchase shares of the Company’s common stock (the Assumed Warrants) and thereafter (i) each Assumed Warrant became exercisable solely for shares of the Company’s common stock; (ii) the number of shares of the Company’s common stock subject to each Assumed Warrant was determined by multiplying (A) the number of shares of Private GRI Common Stock that were subject to such GRI Warrant, as in effect immediately prior to the Effective Time, by (B) the Exchange Ratio, and rounding the resulting number down to the nearest whole number of shares of Company Common Stock; (iii) the per share exercise price for shares of the Company’s common stock issuable upon exercise of each Assumed Warrant was determined by dividing (A) the exercise price per share of the GRI Common Stock subject to such GRI Warrant, as in effect immediately prior to the Effective Time, by (B) the Exchange Ratio, and rounding the resulting exercise price up to the nearest whole cent.
(d)The Bridge Warrants were exchanged for warrants (the Exchange Warrants) to purchase an aggregate of 421,589 shares of the Company’s common stock. The Exchange Warrants contain substantively similar terms to the Bridge Warrants, and have an initial exercise price equal to $14.73 per share.
(e)All rights with respect to Private GRI restricted stock awards were assumed by the Company and converted into Company restricted stock awards with the number of shares subject to each restricted stock award multiplied by the Exchange Ratio and rounding the resulting number down to the nearest whole number of shares of the Company’s common stock. The term, exercisability, vesting schedule and other provisions of the Private GRI restricted stock awards otherwise remained unchanged.
In connection with the signing of the Merger Agreement, Private GRI entered into a securities purchase agreement dated December 13, 2022 (the Bridge SPA) with Altium Growth Fund, LP (the Investor) pursuant to which Private GRI issued senior secured promissory notes (the Bridge Notes) in the aggregate principal amount of $3,333 in exchange for an aggregate purchase price of $2,500. In addition, Private GRI issued the Investor warrants to purchase an aggregate of 2,504,980 shares of Private GRI Common Stock (the Bridge Warrants). As a result of the Merger, at the Effective Time, the Bridge Warrants were exchanged for the Exchange Warrants to purchase an aggregate of 421,589 shares of Company Common Stock. The Exchange Warrants contain substantively similar terms to the Bridge Warrants, and have an initial exercise price equal to $14.73 per share. The exercise price of the Exchange Warrants is subject to adjustment for splits and similar recapitalization events.
In addition to the Bridge SPA and in connection with signing the Merger Agreement, on December 13, 2022, the Company, Private GRI and the Investor entered into a Securities Purchase Agreement (the Equity SPA) pursuant to which the Investor agreed to invest $12,250 in cash. Pursuant to the Equity SPA, immediately prior to the Closing, Private GRI issued 6,787,219 shares of Private GRI Common Stock (the Initial Shares) to the Investor and 27,148,877 shares of GRI Common Stock (the Additional Shares) into escrow with an escrow agent. At the closing, pursuant to the Merger, the Initial Shares converted into an aggregate of 253,842 shares of Company Common Stock and the Additional Shares converted into an aggregate of 1,015,368 shares of Company Common Stock. On May 8,2023, in accordance with the terms of the Equity SPA, the Company and the Investor authorized the escrow agent to, subject to beneficial ownership limitations, disburse to the Investor all of the shares of Company Common Stock issued in exchange for the Additional Shares.
Pursuant to the Equity SPA, on May 8, 2023, the Company issued to the Investor (i) Series A-1 Warrants to purchase 1,269,210 shares of Company Common Stock with an initial exercise price of $13.51 per share, (ii) Series A-2 Warrants to purchase 1,142,289 shares of Company Common Stock with an initial exercise price of $14.74 per share, and (iii) Series T Warrants to purchase at an exercise price of $12.28 per share (x) 814,467 shares of Company Common Stock and (y) upon exercise of the Series T Warrants, an additional amount of Series A-1 Warrants and Series A-2 Warrants, each to purchase 814,467 shares of Company Common Stock (collectively, the Equity Warrants).
Immediately following the Effective Time, there were approximately 2,918,954 shares of Company Common Stock outstanding, of which 1,201,077 shares were held by the former stockholders of GRI (excluding the Investor).
Resignation of Officers and Separation and Release Agreement
In accordance with the Merger Agreement and effective as of the Effective Time, all of the Company’s executive officers other than Leanne Kelly, the Company’s Chief Financial Officer, resigned from the Company. The resignations were not the result of any disagreements with the Company relating to the Company’s operations, policies or practices.
In connection with the resignation of David Baker, the Company’s Chief Executive Officer, the Company and Mr. Baker entered into a Separation and Release Agreement on April 21, 2023 (the Separation Agreement). Pursuant to the terms of the Separation Agreement and his current employment agreement, Mr. Baker will receive continuation of his current salary for 18 months payable in accordance with the Company’s payroll practices and a lump sum payment equal to 150% of his target bonus within 15 days of execution of his release and certain COBRA benefits. Mr. Baker also agreed to reduce amounts payable with respect to certain future milestone payments.
Amended and Restated 2018 Equity Incentive Plan
On April 21, 2023, the stockholders of the Company approved the Amended and Restated GRI Bio, Inc. 2018 Equity Incentive Plan, formerly the Vallon Pharmaceuticals, Inc. 2018 Equity Incentive Plan (the A&R 2018 Plan). The A&R 2018 Plan had previously been approved by the Company’s Board, subject to stockholder approval. The A&R 2018 Plan became effective on April 21, 2023, with the stockholders approving the amendment to the A&R 2018 Plan to, among other things, (i) to increase the aggregate number of shares by 168,905 shares to 216,666 shares of Company Common Stock for issuance as awards under the A&R 2018 Plan, (ii) to extend the term of the A&R 2018 Plan through January 1, 2033, (iii) to prohibit any action that would be treated as a “repricing” of an award without further approval by the stockholders of Company, and (iv) to revise the limits on awards to non-employee directors.